CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Rooms	$ 96,073	$ 99,982	$ 181,582	$ 187,516
Food and beverage	99,309	101,224	197,497	209,300
Other hotel revenue	27,449	31,841	53,333	62,279
Opry and Attractions	22,352	20,182	34,884	33,049
Total revenues	245,183	253,229	467,296	492,144
Operating expenses:
Rooms	26,564	24,797	51,651	47,765
Food and beverage	60,406	60,644	121,654	122,258
Other hotel expenses	68,583	74,836	138,151	147,730
Management fees	3,724		7,193
Total hotel operating expenses	159,277	160,277	318,649	317,753
Opry and Attractions	14,629	14,075	25,915	24,832
Corporate	6,636	13,260	13,302	26,266
REIT conversion costs	5,420	3,375	20,412	6,428
Casualty loss	17	372	49	546
Preopening costs		8		339
Impairment and other charges (non-REIT conversion costs)	1,247		1,247
Depreciation and amortization	29,054	30,254	61,063	62,688
Total operating expenses	216,280	221,621	440,637	438,852
Operating income	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Income from unconsolidated companies		109		109
Other gains and (losses), net	53		47
Income before income taxes and discontinued operations	14,584	20,287	2,062	30,763
(Provision) benefit for income taxes	1,784	(11,314)	68,076	(15,783)
Income from continuing operations	16,368	8,973	70,138	14,980
Income (loss) from discontinued operations, net of income taxes	11	(19)	21	2
Net income	16,379	8,954	70,159	14,982
Loss on call spread modification related to convertible notes	(4,869)		(4,869)
Net income available to common shareholders	11,510	8,954	65,290	14,982
Basic income per share available to common shareholders:
Income from continuing operations	$ 0.22	$ 0.18	$ 1.26	$ 0.31
Income from discontinued operations, net of income taxes	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net income	$ 0.22	$ 0.18	$ 1.26	$ 0.31
Fully diluted income per share available to common shareholders:
Income from continuing operations	$ 0.18	$ 0.17	$ 0.99	$ 0.29
Income from discontinued operations, net of income taxes	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net income	$ 0.18	$ 0.17	$ 0.99	$ 0.29
Dividends declared per common share	$ 0.50		$ 1.00
Comprehensive income, net of deferred taxes	$ 24,789	$ 8,954	$ 79,731	$ 14,982